Future Minimum Lease Payment Under Operating Leases (Detail) (AUD) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	37
2013	32	145
2014		55
2015		13
2016		39
Operating Leases, Future Minimum Payments Due, Total	69	252